Basis of presentation	12 Months Ended
Mar. 28, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation
1.	Basis of presentation:
These consolidated financial statements, which include the accounts of Birks Group Inc. for all periods presented for the fiscal years ended March 28, 2020, March 30, 2019, and March 31, 2018, are reported in accordance with accounting principles generally accepted in the U.S. These principles require management to make certain estimates and assumptions that affect amounts reported and disclosed in the financial statements and related notes.
The most significant estimates and judgments include the assessment of the going concern assumption, the valuation of inventories, accounts receivable, right-of-use
assets and operating lease liabilities, deferred tax assets, and the recoverability of long-lived assets and right-of-use
assets. Actual results could differ from these estimates. Periodically, the Company reviews all significant estimates and assumptions affecting the financial statements relative to current conditions and records the effect of any necessary adjustments. All significant intercompany accounts and transactions have been eliminated upon consolidation.
On August 11, 2017, the Company entered into a stock purchase agreement to sell its wholly-owned subsidiary, Mayors, which operated in Florida and Georgia and was engaged primarily in luxury timepieces and jewelry retail activities. The sale was completed on October 23, 2017 for total consideration of $135.0 million (USD $106.8 million). The activities of Mayors have been segregated and classified as discontinued operations in the consolidated statement of operations and cash flows for all periods presented. This is further described in note 17.
Future operations
These financial statements have been prepared on a going concern basis in accordance with generally accepted accounting principles in the U.S. The going concern basis of presentation assumes that the Company will continue its operations for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company funds its operations primarily through committed financing under its senior secured credit facility and its senior secured term loan described in Note 6. The senior secured credit facility along with the senior secured term loan are used to finance working capital, finance capital expenditures, provide liquidity to fund the Company’s day-to-day
operations and for other general corporate purposes.
In March 2020, the World Health Organization declared the outbreak of the novel coronavirus disease
(COVID-19)
a pandemic and a global emergency. In response to this pandemic, many government authorities have taken preventative and protective actions to contain the spread of the virus, including imposing restrictions on business operations and travel and advising individuals to limit or forego their time outside of their homes. As a result of the measures adopted by the Canadian Federal and provincial governments to mitigate the spread of the virus, and in order to ensure the health and safety of its employees, customers and the community, the Company temporarily closed all of its retail locations in Canada effective on March 18, 2020 until further notice. This adversely impacted the Company’s operations for the remaining 13 days of fiscal 2020 and the first months of fiscal 2021, through which the Company’s only sales were derived from its
e-commerce
business as well as its concierge telephone service.

As a result of these developments, the Company established a cross-functional management team to evaluate and guide its business operations in the context of the
COVID-19
pandemic, with a focus on the health and safety of the Company’s employees and clients, business continuity, and managing liquidity. The Company has taken various actions in an attempt to mitigate the financial impacts of
COVID-19
in order to conserve cash to finance its ongoing operations. Namely, it has temporarily laid off the majority of its employees without pay, implemented temporary base salary reductions of 20% for its executive officers, reduced its workweek by 20% for the remaining active employees and temporarily reduced Board of Directors compensation by 20%. The Company also took action to substantially reduce its operating costs across all areas of the business, including marketing expenses, negotiated extended credit terms with the majority
 of its vendors and rent relief with
its
landlords, and postponed capital expenditures through the first quarter of fiscal year 2021. In addition, the Company is reducing f uture
 inventory purchases where possible and working closely with trade and non-trade
suppliers to control costs in order to better position the Company for a return to business. The Company has also applied to and received funding from a financial relief program offered by the Federal government, the Canada Emergency Wage Subsidy (“CEWS”), which has partially reimbursed payroll expenses for the period of March 2020 through Ju ne
2020.
During May 2020 and through July 2020, the federal and provincial government authorities have started to loosen the protective actions and restrictions imposed at the outset of the pandemic outbreak, thereby allowing the Company to gradually re-open
its stores across Canada, and recall certain employees that had been on temporarily lay-off
since March 2020. The current economic, business and retail climates are significantly changed since March 2020 and as such, the Company cannot predict the degree to, or the time period over, which its sales and operations will continue to be affected by the pandemic, changes to consumer behavior and spending as a result of the pandemic, and the effects could be material. The Company continues to and expects to continue to operate through its revolving credit facility. However,
COVID-19
has resulted in significant disruption to global financial markets, which could have a negative impact on the Company’s ability to access capital in the future. Given the uncertainty, the Company is considering pursuing other actions to enhance its liquidity position.
For fiscal 2020, the Company reported a net loss from continuing operations of $12.2 million and a net loss of $12.8 million. The Company reported a net loss from continuing operations of $18.3 million and $22.0 million (consolidated net loss of $18.7 million and consolidated net income of $14.1 million) for fiscal 2019 and fiscal 2018, respectively. The Company used cash in operating activities from continuing operations of $3.8 million, $4.3 million, and $19.7 million for fiscal 2020, 2019, and 2018, respectively. The Company also has a negative working capital as at March 28, 2020, an effect of the temporary store shutdowns at the end of fiscal 2020.
On July
8
, 2020, the Company secured a new four-year term loan with Investissement Québec in the amount of $10.0 million. The loan bears an interest rate of 3.14% per annum and is repayable in 36 equal payments beginning in July 2021. The term loan with Investissement Québec requires the Company to maintain on an annual basis a working capital ratio (defined as current assets divided by current liabilities excluding the current portion of operating lease liabilities) of at least 1.01. On July
8
, 2020, the Company obtained a waiver from Investissement Québec with respect to the requirement to meet the working capital ratio at March 31, 2021. The secured term loan is being used to fund the working capital needs of the Company.
The Company’s ability to meet its cash flow requirements in order to fund its operations is dependent upon its ability to attain profitable operations and/or continued adherence to the terms of its committed financings and maintenance of sufficient availability of funding under its senior secured credit facility and senior secured term loan. The sole financial covenant which the Company is required to adhere to under both its senior secured credit facility and its senior secured term loan is to maintain minimum excess availability of not less than $8.5 million at all times, except that the Company shall not be in breach of this covenant if excess availability falls below $8.5 million for not more than two consecutive business days once during any fiscal month. In the event that excess availability falls below the minimum requirement, this would be considered an event of default under the senior secured credit facility and under the senior secured term loan, that would result in the outstanding balances borrowed under the Company’s senior secured credit facility and senior secured term loan becoming due immediately, which would also result in cross defaults on the Company’s other borrowings. Similarly, both the Company’s senior secured revolving credit facility and the senior secured term loan are subject to cross default provisions with all other loans pursuant to which the Company is in default of any other loan, the Company will immediately be in default of both the senior secured revolving credit facility and the senior secured term loan. The Company met its excess availability requirement as of and throughout the year ended March 28, 2020 and as of the date the financial statements were authorized for issuance. In addition, the Company expects to have excess availability of at least $8.5 million for at least the next twelve months from the date of these financial statements.
The Company’s ability to make scheduled payments of principal, or to pay interest, or to fund planned capital expenditures and store operations will also depend on its ability to maintain adequate levels of available borrowing, obtain favorable payment terms from suppliers and its future performance, which to a certain extent, is subject to general economic, financial, competitive, legislative and regulatory factors, as well as other events that are beyond the Company’s control.
The Company continues to be actively engaged in identifying alternative sources of financing that include raising additional funds through public or private equity, the disposal of assets, and debt financing, including funding from government sources. The incurrence of additional indebtedness would result in increased debt service obligations and could result in operating and financing covenants that could restrict the Company’s operations. Financing may be unavailable in amounts or on terms acceptable to the Company if at all, which may have a material adverse impact on its business, including its ability to continue as a going concern.
The Company’s lenders under its senior secured credit facility and its senior secured term loan may impose, at any time, discretionary reserves, which would lower the level of borrowing availability under the Company’s credit facilities (customary for asset-based loans), at their reasonable discretion, to: (i) ensure that the Company maintains adequate liquidity for the operation of its business, (ii) cover any deterioration in the amount of value of the collateral, and (iii) reflect impediments to the lenders to realize upon the collateral. There is no limit to the amount of discretionary reserves that the Company’s lenders may impose at their reasonable discretion. No discretionary reserves were imposed during fiscal 2020, fiscal 2019 and fiscal 2018 by the Company’s lenders.
Notwithstanding, the Company believes that it will be able to adequately fund its operations and meet its cash flow requirements for at least the next twelve months.